Accounts And Revenues Receivable	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Accounts And Revenues Receivable [Abstract]
Accounts And Revenues Receivable

4.            Accounts and Revenues Receivable

Accounts and revenues receivable at June 30, 2013 and December 31, 2012 were $31.3 million and $33.1 million, respectively, all of which were due from companies in the oil and gas industry. Of the revenues receivable, $22.3 million and $24.0 million were due from five companies at June 30, 2013 and December 31, 2012, respectively.

Since all of RAAM Global’s accounts receivable from purchasers and joint interest owners at June 30, 2013 and December 31, 2012 resulted from sales of crude oil, condensate, natural gas and/or joint interest billings to third-party companies in the oil and gas industry, this concentration of customers and joint interest owners may impact the Company’s overall credit risk, either positively or negatively, in that these entities may be similarly affected by changes in economic or other conditions. Management believes that allowances for doubtful accounts were adequate to absorb estimated losses as of June 30, 2013 and December 31, 2012. Management obtains letters of credit from its major purchasers and continually evaluates the creditworthiness of its partners.

4.            Accounts and Revenues Receivable

Accounts and revenues receivable at December 31, 2012 and 2011 were $33.1 million and $37.2 million, respectively, all of which were due from companies in the oil and gas industry. Of the revenues receivable, $24.0 million was due from five companies and $27.0 million was due from five companies at December 31, 2012 and December 31, 2011, respectively.

Since all of RAAM Global’s accounts receivable from purchasers and joint interest owners at December 31, 2012 and December 31, 2011 resulted from sales of crude oil, condensate, natural gas and/or joint interest billings to third-party companies in the oil and gas industry, this concentration of customers and joint interest owners may impact the Company’s overall credit risk, either positively or negatively, in that these entities may be similarly affected by changes in economic or other conditions. Management believes that allowances for doubtful accounts were adequate to absorb estimated losses as of December 31, 2012 and December 31, 2011. Management obtains letters of credit from its major purchasers and continually evaluates the creditworthiness of its partners.

The Company sold natural gas and oil production representing 10% or more of its natural gas and oil revenues for the years ended December 31, 2012, 2011 and 2010 to the following customers as listed below. In the exploration, development, and production business, production is normally sold to relatively few customers. However, based on the current demand for natural gas and oil, management believes that the loss of any major customers would not have a material adverse effect on operations.  The Company believes that it could replace any one of the major customers if necessary without a major disruption in sales.

	2012	2011	2010
Company A	35%	12%	(a)
Company B	17%	15%	(a)
Company C	14%	15%	12%
Company D	10%	(a)	(a)
Company E	(a)	(a)	20%
Company F	(a)	27%	45%

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(a) Revenues from this customer were less than 10% in this year.